Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 1,047	$ 11,305
Restricted cash		26	32
Time deposits		3,496	1,436
Accounts receivable, net (net of allowance of $12,881 and $12,872 as of December 31, 2022 and 2023, respectively)		2,363	3,482
Inventories, net		3,556	4,235
Prepaid expenses and other current assets, net (net of allowance of $11,383 and $421 as of December 31, 2022 and 2023, respectively)		7,652	7,501
Total current assets		18,140	27,991
Non-current assets:
Property and equipment, net		845	1,024
Intangible assets, net
Right of use asset		2,402	704
Deferred tax assets		44	424
Total non-current assets		3,292	2,152
Total assets		21,432	30,143
Current liabilities:
Accounts payable		6,853	7,071
Accrued expenses and other payables		20,080	23,938
Contract liabilities		1,251	3,951
Lease liabilities – current		772	536
Income tax payable		216	7
Short-term bank and other borrowings		424
Convertible notes		2,680	1,691
Total current liabilities		33,019	37,940
Non-current liabilities:
Unrecognized tax benefits			1,990
Deferred tax liabilities		1,312	909
Lease liabilities – non-current		1,533	39
Other payable – non-current			417
Total non-current liabilities		2,845	3,355
Total liabilities		35,864	41,295
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares (no par value; unlimited shares authorized; 4,765,219 shares and 28,866,017 shares issued and outstanding as of December 31, 2022 and 2023, respectively *)	[1]
Additional paid-in capital		345,338	310,267
Subscriptions receivable		(25,514)	(14,378)
Statutory reserve		1,901	1,901
Accumulated deficit		(331,539)	(305,072)
Accumulated other comprehensive loss		(3,806)	(3,512)
Total Borqs Technologies, Inc. shareholders’ deficit		(13,620)	(10,794)
Noncontrolling interest		(812)	(358)
Total shareholders’ deficit		(14,432)	(11,152)
Total liabilities, noncontrolling interest and shareholders’ deficit		21,432	30,143
Related Party
Current liabilities:
Amount due to related parties		$ 743	$ 746

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023